As filed with the Securities and Exchange Commission on April 20, 2021

Registration No. 333-19925

Registration No. 811-01705

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 29	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 401	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2021 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract

Prospectus dated May 1, 2021

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is the Variable Immediate Annuity?

The Variable Immediate Annuity is a single premium payout annuity contract issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”). The contract offers a variable income annuity option funded by one or more of the variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.

This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. All features and benefits described in this prospectus may not have been available at the time you purchased your contract.

Variable investment options:

•	EQ/AB Small Cap Growth
•	EQ/Large Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Common Stock Index
•	EQ/Core Plus Bond
•	EQ/Equity 500 Index
•	EQ/Intermediate Government Bond
•	EQ/International Equity Index
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	Multimanager Aggressive Equity

You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio as compared to the assumed interest rate.

Fixed income annuity option.  You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.

Types of contracts.  We offer the contract for use as an annuity to pay out your benefits under:

•	a nonqualified annuity (“NQ”) for after-tax contributions only

•	a plan qualified under Section 401(a) of the Internal Revenue Code
•	a traditional individual retirement annuity (“IRA”)

•	an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (“TSA”)

A minimum premium payment of $10,000 is required to purchase this contract.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission (“SEC”). The statement of additional information (“SAI”), dated May 1, 2021, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4993, Syracuse, NY 13221 or calling (800) 245-1230. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

Variable Immediate Annuity (IF/NB)
#92057

Contents of this Prospectus

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.

Appendix

I	—	Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers	I-1

Statement of additional information Table of contents

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

annuitant	9
annuity payout options	14
annuity unit	13
annuity unit value	13
Assumed Investment Return (“AIR”)	15
business day	9
contract date	7
contract date anniversary	7
contract year	7
fixed income annuity option	1
IRA	1, 18
IRS	17
life contingency	15

Page

net investment return	13
nonqualified annuity	17
portfolio	8
premium payment	9
processing office	1, 6
qualified annuity	17
Required Beginning Date	19
SAI	1
traditional IRA	19
TSA	1
variable income annuity option	1
variable investment options	1, 9

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $800 billion in assets as of December 31, 2020. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

How to reach us

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

Send all written communications to our processing office:

Equitable

Variable Immediate Annuity

Benefit Payment Service Group

P.O. Box 4993

Syracuse, NY 13221

Customer service representative:

During our regular business hours you may call (800) 245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

You should send all notices and requests to our processing office at the address above.

We have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes; and

(2)	transfers among variable investment options.

In addition, we have available a form for address changes. You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

Signatures:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

Variable Immediate Annuity at a glance — key features

Professional investment management	The Variable Immediate Annuity’s variable investment options invest in different portfolios managed by professional investment advisers.
Fixed income annuity option

•   Provides fixed annuity payments supported by our general account.

•   This option can only be selected when you purchase your Variable Immediate Annuity.

•   You may not allocate 100% of your premium payment to the fixed income annuity option.

Tax advantages	• No tax on transfers inside the contract when you make transfers among the variable investment options.
Your annuity payments	• We make monthly annuity payments to you based on the annuity option you choose. • Once issued, the contract may not be surrendered. The contract does not have a cash surrender value.
Payout options	• Life Annuity • Life Annuity — period certain • Joint and Survivor Life Annuity • Joint and Survivor Life Annuity — period certain
Additional features

•   You may transfer funds among the variable investment options once a year on the contract date anniversary. There is no charge for such transfers. Transfers are permitted monthly for contracts issued in New York.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial premium payment. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a “contract year.” The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract anniversary is April 30.

Fees and charges	• Please see “Fee table” later in this prospectus for complete details.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this prospectus, including the availability of all investment options, may vary in your state. All features and benefits may not be available in all contracts or in all states.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights, and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see “Your right to cancel within a certain number of days” later in this prospectus for additional information.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other of our annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client’s age.

Fee table

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this prospectus.

The first table describes fees that you will pay at the time you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Charges we deduct from your premium payment when you purchase your contract
Administrative expense charge(1)	$350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets

	Maximum	Current

Mortality and expense risks	1.25%	0.40%

Administration	0.30%	0.10%

Variable investment option total annual expenses	1.55%	0.50%

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, service fees, and/or other expenses)(2)	Lowest	Highest
	0.58%	1.08%

Notes:

(1)	We deduct this one-time charge for administrative expenses of the contract.

(2)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

1. Contract features and benefits

How you can purchase a contract

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to the Company. We do not accept cash or traveler’s checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.

Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions.

Owner and annuitant requirements

The “annuitant” is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.

What are your investment options under the contract?

Your investment options are the variable investment options and the fixed income annuity option.

Variable investment options

Your investment results in any one of the variable investment options as compared to the assumed interest rate will depend on the investment performance of the underlying portfolios. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their investment advisers.

You can choose from among the variable investment options. Variable investment options are referred to as Investment Funds in the contract.

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), a wholly owned subsidiary of the Company serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust (collectively, the “affiliated Trust”). For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your premium payment” for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a ✓ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program. Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Your first two (or three) monthly annuity payments are based on your contract’s assumed base rate of net investment return. Subsequently, your monthly annuity payments are calculated using your net investment return. Any negative effect caused by the ATP feature on the performance of Portfolios you are invested in will reduce your net investment return. If your net investment return is less than your Assumed Investment Return, your monthly payments will be reduced. See “Determining your monthly variable payments,” later in this Prospectus.

EQ Premier VIP Trust — Class A Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE PLUS BOND	Seeks to achieve a high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc. • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust — Class A Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust — Class A Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Aristotle Capital Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a/ MFS Investment Management	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company, LLC
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S., Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

(†)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for an affiliated Trust contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of an affiliated Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 245-1230.

Fixed income annuity option

If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see “About our general account” in “More information” later in this prospectus.

2. Selecting your annuity option

You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing Company deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election.

For variable income options, the subsequent monthly annuity payments you received will increase or decrease depending on the investment performance of the variable investments you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and the fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and the fixed annuity payments due. You cannot transfer funds between the fixed income annuity option and variable income annuity option. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

We offer several annuity payout options from which you may choose. See “Your annuity payout option” below.

Allocating your premium payment

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

When your premium payment is allocated to a variable investment option, it purchases “annuity units” in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the “annuity unit value” for that option. We use the annuity unit value calculated at the end of a “business day” in which we receive the premium payment at our processing office.

Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See “Assumed Investment Return” below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio.

We discuss annuity units in greater detail under “Determining your monthly variable payments” below. We provide a description of how annuity unit values are calculated in the SAI.

Investment results minus the daily charges is the “net investment return of the portfolio.”

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Transfers among the variable investment options

You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least five days before the contract date anniversary; otherwise it may be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.

When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

•	your contract number;

•	the percentage of your annuity units (as of the date of your request) to be transferred; and

•	the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.

Please see the section “Allocating your premium payment” above for more information about your role in managing your allocations.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may return it to us for a refund less any payments you may have already received. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, and under certain circumstances, this “free look” period may be longer.

For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For an IRA contract (discussed under “Tax information” later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

If you reside in the state of Arizona and you purchased your contract as a replacement for a different variable annuity contract or you are age 65 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund of account value.

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial premium to the EQ/Money Market option or the EQ/MoneyMarket option and the fixed income annuity option, the amount of your refund will be equal to your premium (and less any payments you may have received) unless you make a transfer, in which case the amount of your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/MoneyMarket option or the EQ/Money Market option and the fixed income annuity option), your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.

If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

If you reside in the state of Texas, you may cancel your annuity contract and return it to us within 20 days from the date that you receive it and receive a refund. Your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the “free look” period; or

•	you change your mind before you receive your contract whether we have received your premium payment or not.

Please see “Tax information” later in this prospectus for possible consequences of cancelling your contract.

Your annuity payout option

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.

Annuity payout options

Life annuity

Life annuity — period certain

Joint and survivor life annuity

Joint and survivor life annuity — period certain

Annuity payout options

You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. Although you may allocate a portion of your premium payment to both the fixed income annuity option and the variable income annuity option, you must select the same payout option for both.

•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuing benefit following the annuitant’s death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant’s life expectancy.

•

Joint and survivor life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, payments continue to the surviving annuitant for the rest of the surviving annuitant’s life.

•

Joint and survivor life annuity with period certain:  This annuity form guarantees payments for the rest of both annuitants’ lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant’s life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant’s age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.

Determining your monthly variable payments

The amount of your first monthly variable annuity payment (“monthly payment”) will depend on the following factors:

•	the amount applied to purchase the annuity;

•	the assumed base rate of net investment return;

•	the form of distribution (annuity payout option you select);

•	the annuitant’s age and any joint annuitant’s age (as discussed above); and

•	the sex of the annuitant(s) (as discussed above).

We do not guarantee or project growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing Company deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election. For variable income options, the subsequent monthly annuity payments you receive will vary according to the net investment return of the variable investment options you select to fund the variable payments compared to the Assumed Investment Return (“AIR”). After the fixed payments, we will calculate each monthly payment by multiplying a variable investment option’s average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:

The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.

Assumed Investment Return

To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of net investment return (“AIR”). All contracts have an AIR of 5%, except for contracts issued in states where a 3.5% AIR (maximum) is used.

If a variable investment option’s net investment return equals the AIR, then the annuity unit value will not change. If the net investment return is greater than the AIR, then the annuity unit value will increase. The unit value will increase by approximately the excess of the net investment return over the AIR adjusted for daily compounding. On the other hand, if the net investment return is less than the AIR, then the annuity unit value will decrease.

Monthly payments under contracts with AIRs of 3.5% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3.5% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.

3. Charges and expenses

Charges that the Company deducts

We deduct the following one-time charges from your premium payment:

•	An administrative expense charge.

•	A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

•	A mortality and expense risks charge.

•	An asset-based administrative charge.

More information about these charges appears below.

Administrative expense charge

We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5% of your premium payment.

Mortality and expense risks charge and asset-based administrative charge

We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

Charges that the Trusts deduct

The affiliated Trust deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

These charges are reflected in the daily share price of each portfolio. Since shares of an affiliated Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. The EQ/Moderate Allocation portfolio available under the contract in turn invests in shares of other portfolios of an affiliated Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for an affiliated Trust that are attached at the end of this prospectus.

4. Tax information

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020. The CARES Act suspended required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permitted penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. An individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. Please consult your tax adviser about your individual circumstances.

Overview

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan (“nonqualified annuity”), or the annuity is purchased wholly or partially with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans (“qualified annuity”).

Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

Taxation of annuity payments

We designed the Variable Immediate Annuity contract to qualify as an “annuity” for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See “Tax withholding and information reporting” below.

The Variable Immediate Annuity contract is a payout annuity — that is, funds are applied to a payment stream measured by the annuitant’s (and any joint annuitant’s) life, which payment stream is at least as long as any period certain elected.

The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a “tax basis” or “investment in the contract,” that is, whether you have purchased the contract with any after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax (“tax free”), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity (“IRA”) contracts, as discussed in “Taxation of payments” under “IRAs” below.

The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a TSA or used to fund a qualified plan. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

•	a successor owner after your death and while the annuitant is still alive; or

•	a joint annuitant after the death of the annuitant; or

•	a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.

Early distribution penalty tax

If you take a distribution before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

(1)	on or after your death; or

(2)	because you are disabled (special federal income tax definition); or

(3)	in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

(4)	payments under an immediate annuity.

An “immediate annuity” is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.

We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.

Additional tax on net investment income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Special rules for tax-favored retirement programs

Qualified plans and TSAs

Distribution restrictions and penalty taxes

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

•	is age 59 1/2; or

•	has died; or

•	is disabled (special federal income tax definition); or

•	is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59 1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee

Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.

Minimum distribution rules

Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) plans, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. To qualify, the total expected future payments as of the annuity starting date under the annuity contract must exceed the total value being annuitized and any payment increases are in accordance with one or more of the items permitted in Treasury Regulations. Under legislation enacted at the end of 2019 and effective January 1, 2020, the age when lifetime required minimum distributions must begin is extended from age 70 1/2 to age 72, but only for individuals who did not reach age 70 1/2 by December 31, 2019 (i.e., a birthdate of July 1, 1949 or later). Lifetime required minimum distributions may be delayed after age 72 (or age 70 1/2 if applicable) if the individual is not retired from service with the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual’s life expectancy (or joint life expectancies of the individual and a beneficiary) as prescribed by the IRS.

IRAs

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under “Charges and expenses” earlier in this prospectus. We describe the method of calculating payments under “Determining your monthly variable payments” earlier in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in “About our general account” under “More information” later in this prospectus).

Cancellation

You can cancel a contract issued as an IRA by following the directions under “Your right to cancel within a certain number of days” earlier in this prospectus. If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Funding

This IRA may be funded through rollover or transfer of funds only and not through “regular” IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) plan. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be). Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted earlier in this section.

The surviving spouse beneficiary can roll over funds from a deceased owner’s individual retirement arrangement, or other eligible retirement plan to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after age 72 (or age 70 1/2 if applicable), or retirement; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or
•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

If you have made any after-tax contributions to a qualified plan or TSA (but not a governmental employer 457(b) plan) they may be rolled over to a traditional IRA either in a direct rollover or a 60-day rollover you do yourself. As discussed below under “Taxation of Payments,” the Company will report all distributions from the IRA as taxable amount not determined.

You are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA and reporting it to the IRS on your income tax returns.

If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.

Required minimum distributions

April 1, following the calendar year in which you reach age 72 (or age 70 1/2 if applicable), is the “Required Beginning Date” — the date on which required minimum distributions from an individual retirement arrangement are required to begin. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have taken the minimum distribution for the year in accordance with regulations.

As discussed above under “Qualified plans and TSAs” — “Minimum distribution rules,” payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.

Taxation of payments

All payments from the Variable Immediate Annuity IRA are reported to the IRS on Form 1099-R. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.

Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans.

IRA distributions directly transferred to charity

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct the Company to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

Borrowing and loans are prohibited transactions

You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the state income tax withholding is completely independent of federal income tax withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

For a periodic payment your withholding depends on what you specify on a Form W-4P, and we withhold according to the Form W-4P. If you do not give us your correct Taxpayer Identification Number, we withhold at the highest rate.

Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

Special rules for contracts issued in Puerto Rico

Income from the Variable Immediate Annuity contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

We require owners or beneficiaries of annuity contracts in Puerto Rico that are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Impact of taxes to the Company

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

5. More information

About Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of the Company.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A;
(7)	to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to an affiliated Trust; and

(8)

to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.

About the Trusts

An affiliated Trust is registered under the Investment Company Act of 1940. It is classified as a “open-end management investment company,” more commonly called mutual funds. The Trust issues different shares relating to each portfolio.

The Board of Trustees of an affiliated Trust serves for the benefit of an affiliated Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for an affiliated Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for an affiliated Trust, which generally accompany this prospectus, or in the SAI, which is available upon request.

About our general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability.

An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About your voting rights

As the owner of the shares of an affiliated Trust, we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for an affiliated Trust; or

•	any other matters described in the prospectus for an affiliated Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

Voting rights of others

An affiliated sell their shares to the Company’s separate accounts and an affiliated qualified plan trust. In addition, shares of an affiliated Trust is held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of an affiliated Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken.

Separate Account A voting rights

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies, created significant volatility in the capital markets and dramatically increased unemployment levels. The pandemic has also resulted in temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted. The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk, including but not limited to cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty and unemployment resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of these investments. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Market volatility in 2020 also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial Statements

The financial statements of Separate Account A, as well as the consolidated financial statements of the Company are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.5% of total contributions. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors financial professionals and managerial personnel may also receive other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 5.0% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. The compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2020,) received additional payments. These additional payments ranged from $209.00 to $6,528,369.16. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cabot Lodge Securities, LLC

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Huntleigh Securities Corporation

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Next Financial Group, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Pruco Securities, LLC

Purshe Kaplan Sterling Investments, Inc.

Raymond James

RBC Capital Markets Corporation

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

SunTrust Investment Services, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

Appendix I: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers

The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.

We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Immediate Annuity contract under the EQ/Common Stock Index variable investment option on December 12, 2020. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/Common Stock Index variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/Common Stock Index performance compared to the AIR.

We further assume that on the first contract date anniversary, December 11, 2021, we receive a request for a 40% transfer of variable annuity units from the EQ/Common Stock Index variable investment option to the EQ/International Equity Index variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.

As of 12/12/20 (Original Issue)
(1) Premium applied*	$100,000
(2) Initial monthly payment on 1/12/21	$800
(3) EQ/Common Stock Index option annuity unit value (12/12/20)	$10.00
(4) Number of EQ/Common Stock Index variable annuity units: (2)/(3)	80
As of 12/11/20 (annuitant election to transfer 40% from EQ/Common Stock Index to EQ/International Equity Index option)
(5) EQ/Common Stock Index option annuity unit value (12/11/21)	$11.25
(6) EQ/International Equity Index option annuity unit value (12/11/21)	$10.00
(7) Portion of annuity units transferred to EQ/International Equity Index option: 40% x (4) x (5)/(6)	36
(8) Remaining annuity units in EQ/Common Stock Index option: 60% x (4)	48
As of 12/11/20 (benefit payment based on annuity units owned in October 2021)
(9) Average EQ/Common Stock Index option annuity unit value (October 2021)	$10.50
(10) Monthly payment under EQ/Common Stock Index option on 12/11/20: (4) x (9)	$840
As of 1/11/21 (benefit payment based on annuity units owned in November 2021)
(11) Average EQ/Common Stock Index option annuity unit value (November 2021)	$11.25
(12) Monthly payment under EQ/Common Stock Index option on 1/11/21: (4) x (11)	$900
As of 2/11/21 (benefit payment based on annuity units owned in December 2021)
(13) Average EQ/Common Stock Index option annuity unit value (December 2021)	$11.50
(14) Average EQ/International Equity Index option annuity unit value (December 2021)	$11.00
(15) Monthly payment under EQ/Common Stock Index option on 2/11/21: (8) x (13)	$552
(16) Monthly payment under EQ/International Equity Index option on 2/11/21: (7) x (14)	$396
(17) Total monthly payment on 2/11/21: (15) + (16)	$948
*	After deduction of the $350 administrative expense charge (See “Charges and expenses” for more information).

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.

I-1

Statement of additional information

Table of contents
Page

The Company	2

Annuity unit values	2

Custodian	3

Independent registered public accounting firm	3

Distribution of the contracts	3

Financial Statements	3

How to obtain a Variable Immediate Annuity Statement of Additional Information for Separate Account A

Call (800) 245-1230 or send this request form to:

Equitable

Variable Immediate Annuity

Benefit Payment Service Group

P.O. Box 4993

Syracuse, NY 13221

Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2021.

Name

Address
City	State	Zip

Variable Immediate Annuity
#24995

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract

Statement of Additional Information dated May 1, 2021

This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus dated May 1, 2021. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account A. The fixed income annuity option is part of the Company’s general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (the Company, Variable Immediate Annuity, Benefit Payment Service Group, P.O. Box 4993, Syracuse, New York 13221), by calling 1-800-245-1230 toll free, or by contacting your financial professional.

Table of Contents

The Company	2

Annuity Unit Values	2

Custodian	3

Independent Registered Public Accounting Firm	3

Distribution of the Contracts	3

Financial statements	3

Copyright 2021. Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104. All rights reserved.

#24995
888-1272	Variable Immediate Annuity

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Annuity Unit Values

We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3 1/2% a year, respectively. The following table shows the annuity unit values on December 31, 2011, December 31, 2012, December 31, 2013, December 31, 2014, December 31, 2015, December 31, 2016, December 31, 2017, December 31, 2018, December 31, 2019 and December 31, 2020 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.

VARIABLE INVESTMENT OPTIONS	AIR	12/31 2011	12/31 2012	12/31 2013	12/31 2014	12/31/ 2015	12/31/ 2016	12/31/ 2017	12/31/ 2018	12/31/ 2019	12/31/ 2020
EQ/Large Cap Value Managed Volatility	3 1/2%	5.92	6.69	8.38	9.24	8.66	9.64	10.50	9.47	10.97	11.22
	5%	5.56	6.19	7.65	8.31	7.67	8.42	9.05	8.04	9.18	9.25
EQ/Moderate Allocation	3 1/2%	1.30	1.36	1.47	1.47	1.41	1.42	1.51	1.40	1.53	1.63
	5%	1.02	1.06	1.13	1.11	1.05	1.04	1.09	1.00	1.07	1.13
EQ/Core Plus Bond	3 1/2%	0.99	1.01	0.96	0.94	0.90	0.89	0.88	0.84	0.86	0.94
	5%	0.78	0.78	0.74	0.71	0.67	0.65	0.63	0.60	0.60	0.66
EQ/AB Small Cap Growth	3 1/2%	1.71	1.87	2.46	2.48	2.37	2.56	2.97	2.73	3.22	4.18
	5%	1.38	1.49	1.94	1.93	1.82	1.93	2.21	2.00	2.33	2.98
EQ/Common Stock Index	3 1/2%	1.29	1.45	1.81	1.98	1.92	2.06	2.37	2.21	2.66	3.06
	5%	1.02	1.13	1.39	1.50	1.43	1.52	1.72	1.58	1.87	2.12
EQ/Equity 500 Index	3 1/2%	1.48	1.65	2.05	2.27	2.22	2.37	2.73	2.57	3.10	3.51
	5%	1.17	1.29	1.57	1.78	1.65	1.74	1.98	1.83	2.18	2.43
EQ/International Equity Index	3 1/2%	0.72	0.80	0.92	0.86	0.80	0.78	0.92	0.76	0.88	0.88
	5%	0.57	0.62	0.71	0.65	0.60	0.57	0.67	0.55	0.62	0.61
EQ/Intermediate Government Bond	3 1/2%	1.11	1.08	1.02	1.00	0.96	0.93	0.90	0.86	0.87	0.87
	5%	0.88	0.84	0.78	0.75	0.72	0.68	0.65	0.62	0.61	0.60
EQ/Money Market	3 1/2%	0.87	0.84	0.81	0.78	0.75	0.72	0.69	0.67	0.66	0.63
	5%	0.69	0.65	0.62	0.59	0.56	0.53	0.50	0.48	0.46	0.44
EQ/Quality Bond PLUS	3 1/2%	1.14	1.13	1.06	1.04	1.01	0.98	0.95	0.91	0.93	0.95
	5%	0.90	0.88	0.81	0.79	0.75	0.72	0.69	0.65	0.66	0.66
Multimanager Aggressive Equity	3 1/2%	0.70	0.77	1.00	1.09	1.09	1.09	1.35	1.33	1.64	2.18
	5%	0.56	0.60	0.76	0.82	0.82	0.80	0.98	0.95	1.15	1.52

2

The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Premier VIP Trust and EQ Advisors Trust. This share value is after the deduction of fees and expenses of EQ Premier VIP Trust or EQ Advisors Trust.

(b)

is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)

is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate, also known as the “assumed investment return,” or “AIR.” The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

Illustration of Changes in Annuity Unit Values

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (26.74 units times $3.56).

Custodian

The Company is the custodian for shares of any of the Trusts owned by Separate Account A.

Independent Registered Public Accounting Firm

The (i) financial statements of each of the variable investment options of Separate Account A as of December 31, 2020 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020 incorporated in this Statement of Additional Information by reference to the filed Form N-VPFS have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Distribution of the Contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors a fee of $0 in 2020, $0 in 2019 and $0 in 2018. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account A, $542,543,314 in 2020, $550,516,044 in 2019 and $525,064,725 in 2018. Of these amounts, Equitable Advisors retained $239,488,181, $243,138,196 and $242,921,348, respectively.

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Distributors, distribution fees of $425,352,874 in 2020, $490,158,726 in 2019 and $466,293,494 in 2018, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account A. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

3

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of Equitable Financial Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

(a)

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

(b)

Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

2.	Custodial Agreements. Not applicable.

3.	Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1,  2001 to the Distribution Agreement dated as of January  1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January  1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, is incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement dated January  1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement, (File No.  333-19925), on April 20, 2001.

(c)

Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement, (File No. 333-19925), on April 20, 2001.

(d)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xviii)	Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, is filed herewith on April 20, 2021.

(e)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(f)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(g)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, is incorporated by reference herein to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

(a)	Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

5.	Applications.

(a)	Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

6.	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(b)(i)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

(b)(ii)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

7.	Reinsurance Contracts. Not applicable.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April  4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June  1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7 dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8 dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(b)(xiv)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No. 1 dated as of October  21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No. 2, dated as of April  18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No. 3, dated as of July  8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No. 5 dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-70754) filed on April 26, 2016.

9.	Opinion and Consent of Shane Daly, Esq., Vice-President and Associate General Counsel, filed herewith.

10.	(a) Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)        Powers of Attorney, filed herewith.

11.	Not applicable.

12.	Not applicable.

Item 25.	Directors and Officers of the Depositor.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Francis Hondal	Director
Mastercard
801 Brickell Avenue, Suite 1300
Miami, FL 33131

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
10 Madison Square West
1107 Broadway, Apt. 10G
New York, NY 10010

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Senior Executive Director, General Counsel and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Michael B. Healy	Managing Director and Chief Information Officer

*Robin M. Raju	Senior Executive Director and Chief Financial Officer

*Adrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Chief Compliance Officer and Associate General Counsel

*William Eckert	Managing Director and Chief Accounting Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Meredith Ratajczak	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Constance Weaver	Managing Director and Chief Marketing Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account A of Equitable Financial Life Insurance Company (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2020 is incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-254385) on Form N-4 filed March 17, 2021.

Item 27.	Number of Contractowners

As of March 31, 2021, there were 423 Qualified Contract Owners and 283 Non-Qualified Contract Owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (“Equitable Financial”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of Equitable Financial are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, Inc. and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, Inc. and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)

Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, EQ Premier VIP Trust and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b)	Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)    EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

* William Auger	Director

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Stephen Lank	Vice President and Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Brendan Dignan	Vice President

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*James O’Boyle	Senior Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

* Robin M. Raju	Director and Executive Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*Brett Ford	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, and Principal Financial Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President and Principal Operations Officer

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

* Michael Cole	Assistant Treasurer

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Gregory C. Lashinsky	Assistant Vice President, Financial Operations Principal

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10104

(c) The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by Equitable Financial at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

The Depositor represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Depositor under the Contracts.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2021.

SEPARATE ACCOUNT A
(Registrant)

By:	Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 20th day of April, 2021.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Ramon de Oliveira Francis Hondal Daniel G. Kaye Joan Lamm-Tennant Kristi A. Matus	Mark Pearson Bertram Scott Charles G.T. Stonehill George Stansfield

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 20, 2021